Shareholder Report, Holdings (Details) - C000081371	Sep. 30, 2024
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	64.00%
AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%